Pacer Trendpilot International ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 94.3%
Australia - 6.7%
APA Group	8,446	$62,955
Aristocrat Leisure Ltd.	4,765	114,220
ASX Ltd.	1,386	67,474
Australia & New Zealand Banking Group Ltd.	21,412	379,202
BHP Group Ltd. - ADR (a)	18,044	1,265,787
Brambles Ltd.	9,933	84,064
Cochlear Ltd.	475	71,230
Coles Group Ltd.	9,569	119,956
Commonwealth Bank of Australia	12,100	940,000
Computershare Ltd.	4,096	68,665
CSL Ltd.	3,450	725,880
Endeavour Group Ltd/Australia	8,982	42,034
Fortescue Metals Group Ltd.	12,126	190,355
Macquarie Group Ltd.	2,600	343,809
National Australia Bank Ltd.	22,734	510,128
Newcrest Mining Ltd.	6,392	100,658
QBE Insurance Group Ltd.	10,621	103,007
Ramsay Health Care Ltd.	1,335	62,777
REA Group Ltd.	374	33,162
Rio Tinto Ltd.	2,666	238,311
Santos Ltd.	24,029	120,592
Scentre Group	37,166	80,013
Sonic Healthcare Ltd.	3,440	76,680
South32 Ltd.	33,147	106,222
Suncorp Group Ltd.	9,043	79,979
Telstra Corp. Ltd.	28,960	83,401
Transurban Group	21,989	214,344
Wesfarmers Ltd.	8,122	284,639
Westpac Banking Corp.	25,067	419,691
WiseTech Global Ltd.	1,244	53,159
Woodside Energy Group Ltd. - ADR (a)	13,511	351,016
Woolworths Group Ltd.	8,689	221,284
		7,614,694
Austria - 0.2%
Andritz AG	516	30,741
BAWAG Group AG (b)	647	39,847
Erste Group Bank AG	2,557	96,599
OMV AG	1,032	51,441
Raiffeisen Bank International AG (c)	971	17,375
Telekom Austria AG	1,002	6,721
Verbund AG	240	20,364
		263,088
Belgium - 0.8%
Anheuser-Busch InBev SA/NV - ADR (a)	7,090	427,456
D'ieteren Group	169	32,134
Elia Group SA/NV	258	36,126
Groupe Bruxelles Lambert SA	728	62,065
KBC Groep NV	2,418	178,385
Solvay SA	526	60,986
UCB SA	908	74,410
		871,562
Bermuda - 0.0% (d)
CK Infrastructure Holdings Ltd. (d)	4,328	24,038

Canada - 9.6%
Agnico Eagle Mines Ltd.	3,268	184,577
Alimentation Couche-Tard, Inc.	5,645	257,781
Bank of Montreal (a)	4,834	486,494
Barrick Gold Corp.	12,725	248,774
BCE, Inc. (a)	2,155	101,931
Brookfield Asset Management Ltd. - Class A (a)(c)	2,585	84,400
Brookfield Corp.	10,046	373,711
Canadian Imperial Bank of Commerce (a)	6,473	295,298
Canadian National Railway Co.	4,315	513,873
Canadian Natural Resources Ltd.	7,927	487,035
Canadian Pacific Railway Ltd.	6,645	524,291
Cenovus Energy, Inc.	10,016	200,120
CGI, Inc. (a)(c)	1,525	130,875
Constellation Software, Inc./Canada	149	263,248
Enbridge, Inc.	14,474	593,000
Fortis, Inc./Canada	3,437	141,433
Franco-Nevada Corp.	1,373	201,419
Great-West Lifeco, Inc.	1,940	51,454
Imperial Oil Ltd.	1,406	76,993
Intact Financial Corp.	1,262	183,085
Loblaw Cos. Ltd.	1,110	99,442
Magna International, Inc.	1,952	126,763
Manulife Financial Corp.	13,185	261,063
National Bank of Canada	2,408	180,887
Nutrien Ltd.	3,707	306,903
Pembina Pipeline Corp.	3,974	141,077
Power Corp of Canada	4,047	109,771
Restaurant Brands International, Inc.	2,193	146,777
Rogers Communications, Inc. - Class B	2,499	121,576
Royal Bank of Canada	9,984	1,021,962
Shopify, Inc. - Class A (c)	8,494	418,499
Sun Life Financial, Inc. (a)	4,196	210,765
Suncor Energy, Inc.	9,651	335,083
TC Energy Corp.	7,242	312,420
Telus Corp.	3,354	72,279
The Bank of Nova Scotia (a)	8,537	462,108
The Toronto-Dominion Bank	12,992	899,306
Thomson Reuters Corp. (a)	1,143	135,983
Tourmaline Oil Corp.	2,264	105,513
		10,867,969
Cayman Islands - 0.1%
Chow Tai Fook Jewellery Group Ltd.	15,751	33,627
Grab Holdings Ltd. - Class A (c)	13,543	51,328
		84,955
China - 0.1%
ENN Energy Holdings Ltd.	5,423	81,610

Denmark - 2.3%
AP Moller - Maersk A/S - Class A	20	42,410
AP Moller - Maersk A/S - Class B	40	86,603
Coloplast A/S - Class B	857	103,025
DSV A/S	1,376	226,428
Genmab A/S - ADR (a)(c)	4,692	183,692
Novo Nordisk A/S - ADR	11,762	1,632,330
Orsted AS (b)	1,363	120,510
Vestas Wind Systems A/S	7,232	210,089
		2,605,087
Finland - 1.0%
Kone Oyj - Class B	2,891	157,273
Neste Oyj	3,093	147,380
Nokia Oyj - ADR (a)	38,959	185,445
Nordea Bank Abp	23,648	275,384
Sampo Oyj - Class A	3,549	185,853
UPM-Kymmene Oyj	3,822	138,156
		1,089,491
France - 9.2%
Air Liquide SA	3,751	595,616
Airbus SE - ADR	17,618	551,796
AXA SA	14,223	442,459
BNP Paribas SA - ADR	16,252	557,769
Capgemini SE	1,123	212,308
Christian Dior SE	30	25,830
Credit Agricole SA	9,749	116,966
Danone SA	4,550	248,859
Dassault Systemes SE	4,965	183,845
Electricite de France SA	4,459	58,486
Engie SA	13,252	187,577
EssilorLuxottica SA	2,185	398,832
Hermes International	258	480,889
Kering	516	320,032
L'Oreal SA	1,811	744,313
LVMH Moet Hennessy Louis Vuitton SE - ADR	9,354	1,634,050
Pernod Ricard SA	1,462	301,828
Safran SA	2,509	359,504
Sanofi - ADR	16,487	810,171
Sartorius Stedim Biotech	172	59,631
Schneider Electric SE	4,062	654,979
TotalEnergies SE - ADR	17,630	1,093,765
Vinci SA	3,852	434,012
		10,473,517
Germany - 6.3%
adidas AG - ADR	2,567	205,488
Allianz SE	2,924	696,796
Allianz SE - ADR	1	24
BASF SE	6,584	375,067
Bayer AG	7,039	436,188
Bayerische Motoren Werke AG	2,284	231,494
Beiersdorf AG	708	85,898
BioNTech SE - ADR	665	95,368
Daimler AG (c)	5,595	414,528
Daimler Truck Holding AG	3,713	124,205
Deutsche Boerse AG	1,363	243,382
Deutsche Post AG	7,100	303,964
Deutsche Telekom AG	24,994	555,670
E.ON SE	16,082	174,590
Hapag-Lloyd AG (b)	58	12,649
Henkel AG & Co. KGaA	708	47,182
Infineon Technologies AG	9,356	334,789
Merck KGaA	928	192,745
Muenchener Rueckversicherungs-Gesellschaft AG	1,009	363,084
RWE AG	4,844	214,858
SAP SE - ADR	7,839	929,157
Sartorius AG	20	7,338
Siemens AG - ADR (b)	10,740	838,579
Siemens Healthineers AG	2,021	107,813
Volkswagen AG	212	37,003
Vonovia SE	5,704	160,422
		7,188,281
Hong Kong - 2.2%
AIA Group Ltd. - ADR	21,147	957,959
BOC Hong Kong Holdings Ltd.	25,735	89,764
Budweiser Brewing Co. APAC Ltd. (b)	12,331	38,843
CK Asset Holdings Ltd.	14,093	90,046
CK Hutchison Holdings Ltd.	19,219	122,062
CLP Holdings Ltd.	11,944	88,653
Galaxy Entertainment Group Ltd.	14,365	99,661
Hang Seng Bank Ltd.	5,208	86,610
Henderson Land Development Co. Ltd.	9,364	34,573
Hong Kong & China Gas Co. Ltd.	77,489	77,675
Hong Kong Exchanges & Clearing Ltd.	8,537	383,673
MTR Corp Ltd.	11,097	59,298
Sands China Ltd. (c)	17,380	64,944
Sun Hung Kai Properties Ltd.	10,793	152,924
Techtronic Industries Co. Ltd.	13,138	168,557
		2,515,242
Ireland - 0.9%
CRH PLC - ADR (a)	5,451	256,633
Experian PLC	6,948	252,949
Flutter Entertainment PLC (c)	1,100	170,195
ICON PLC (c)	584	134,734
James Hardie Industries PLC	3,187	70,748
Kerry Group PLC	1,118	104,454
Ryanair Holdings PLC - ADR (c)	722	65,363
		1,055,076
Israel - 0.8%
Airport City Ltd. (c)	480	7,569
Alony Hetz Properties & Investments Ltd.	1,080	11,515
Amot Investments Ltd.	1,548	9,041
Ashtrom Group Ltd.	304	5,731
Azrieli Group Ltd.	263	16,839
Bank Hapoalim BM	8,810	78,869
Bank Leumi Le-Israel BM	11,056	97,150
Bezeq The Israeli Telecommunication Corp. Ltd.	14,658	24,227
Big Shopping Centers Ltd.	86	8,596
Check Point Software Technologies Ltd. (c)	728	92,602
CyberArk Software Ltd. (c)	293	41,278
Delek Group Ltd. (c)	68	7,348
Elbit Systems Ltd.	178	29,771
Global-e Online Ltd. (c)	645	19,331
ICL Group Ltd.	5,160	40,662
Inmode Ltd. (c)	503	17,630
Isracard Ltd.	1	3
Israel Corp Ltd.	30	11,047
Israel Discount Bank Ltd.	8,858	45,013
Melisron Ltd.	169	11,756
Mivne Real Estate KD Ltd.	4,287	13,687
Mizrahi Tefahot Bank Ltd.	1,072	35,219
Monday.com Ltd. (c)	131	17,055
Nice Ltd. - ADR (a)(c)	465	96,455
Nova Ltd. (c)	212	19,228
Shapir Engineering and Industry Ltd.	1,029	7,781
Strauss Group Ltd.	364	9,284
Teva Pharmaceutical Industries Ltd. - ADR (c)	7,950	83,793
The First International Bank Of Israel Ltd.	374	15,040
The Phoenix Holdings Ltd	1,204	12,868
Tower Semiconductor Ltd. (c)	779	32,554
Wix.com Ltd. (a)(c)	412	35,836
ZIM Integrated Shipping Services Ltd. (a)	584	11,067
		965,845
Italy - 1.4%
Assicurazioni Generali SpA	8,638	168,095
Enel SpA	55,323	324,237
Eni SpA - ADR (a)	8,741	270,097
Intesa Sanpaolo SpA	122,054	319,784
Prada SpA	3,670	23,426
Snam SpA	14,686	74,624
Terna - Rete Elettrica Nazionale	10,075	79,431
UniCredit SpA	14,486	281,644
		1,541,338
Japan - 20.4%
Advantest Corp.	1,365	96,478
Aeon Co. Ltd.	6,250	127,603
AGC, Inc.	1,634	59,817
Aisin Corp.	1,315	38,188
Ajinomoto Co., Inc.	3,852	126,452
ANA Holdings, Inc. (c)	1,143	25,198
Asahi Group Holdings Ltd.	3,632	119,481
Asahi Kasei Corp.	9,984	75,353
Astellas Pharma, Inc.	13,148	193,182
Bandai Namco Holdings, Inc.	1,596	106,134
Bridgestone Corp.	4,391	163,104
Canon, Inc.	7,454	165,670
Central Japan Railway Co.	1,477	179,739
Chubu Electric Power Co., Inc.	5,433	58,352
Chugai Pharmaceutical Co. Ltd.	4,573	117,974
Daifuku Co. Ltd.	908	49,458
Dai-ichi Life Holdings, Inc.	7,393	172,720
Daiichi Sankyo Co. Ltd.	13,940	435,233
Daikin Industries Ltd.	2,102	362,862
Daiwa House Industry Co. Ltd.	4,773	114,077
Denso Corp.	3,612	193,469
Dentsu Group, Inc.	1,717	54,940
Disco Corp.	212	63,031
East Japan Railway Co.	2,709	150,679
Eisai Co. Ltd.	2,132	131,230
Eneos Holdings, Inc.	23,132	82,317
FANUC Corp.	1,376	242,133
Fast Retailing Co. Ltd.	455	274,122
Fujifilm Holdings Corp.	2,881	151,304
Fujitsu Ltd.	1,305	185,576
Hamamatsu Photonics KK	1,048	55,554
Hankyu Hanshin Holdings, Inc.	1,730	51,236
Hitachi Ltd.	6,938	361,491
Honda Motor Co. Ltd. - ADR	12,104	300,421
Hoya Corp.	2,554	278,622
Idemitsu Kosan Co Ltd.	1,626	40,286
Inpex Corp.	7,555	82,419
Isuzu Motors Ltd.	4,459	56,009
Itochu Corp.	11,006	353,690
Japan Airlines Co. Ltd. (c)	1,032	21,803
Japan Exchange Group, Inc.	3,784	57,531
Japan Post Bank Co. Ltd.	2,952	26,171
Japan Post Holdings Co. Ltd.	17,289	151,419
Japan Tobacco, Inc.	7,879	160,709
Kao Corp.	3,409	137,654
KDDI Corp.	11,218	349,817
Keyence Corp.	1,434	653,075
Kikkoman Corp.	1,386	72,833
Kirin Holdings Co. Ltd.	5,957	91,484
Kobe Bussan Co. Ltd.	1,029	29,487
Komatsu Ltd.	6,969	168,918
Konami Group Corp.	718	35,137
Kubota Corp.	8,170	121,641
Kyocera Corp.	2,494	128,489
Kyowa Kirin Co. Ltd.	1,821	40,431
Lasertec Corp.	556	109,051
M3, Inc.	3,063	82,526
Marubeni Corp.	12,301	149,929
MEIJI Holdings Co. Ltd.	1,009	51,936
MinebeaMitsuni, Inc.	2,911	50,162
MISUMI Group, Inc.	2,041	50,725
Mitsubishi Chemical Holdings Corp.	10,247	57,161
Mitsubishi Corp.	10,641	354,468
Mitsubishi Electric Corp.	15,374	168,427
Mitsubishi Estate Co. Ltd.	9,468	121,582
Mitsubishi Heavy Industries Ltd.	2,418	94,368
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	91,894	677,259
Mitsui & Co. Ltd.	11,378	333,914
Mitsui Fudosan Co. Ltd.	6,827	127,503
Mitsui OSK Lines Ltd. (a)	2,590	63,773
Mizuho Financial Group, Inc.	18,187	283,288
MonotaRO Co. Ltd.	1,758	26,391
MS&AD Insurance Group Holdings, Inc.	3,278	104,738
Murata Manufacturing Co. Ltd.	4,601	261,359
NEC Corp.	1,960	70,395
Nexon Co. Ltd.	3,361	80,691
Nidec Corp.	3,804	209,539
Nintendo Co. Ltd. - ADR (a)	33,525	361,064
Nippon Paint Holdings Co. Ltd.	7,646	69,138
Nippon Steel Corp.	6,807	140,936
Nippon Telegraph & Telephone Corp.	8,557	255,859
Nippon Yusen KK (a)	3,660	86,463
Nissan Chemical Corp.	1,012	47,426
Nissan Motor Co. Ltd.	16,932	60,267
Nissin Foods Holdings Co. Ltd.	594	46,365
Nitori Holdings Co. Ltd.	627	82,370
Nitto Denko Corp.	1,070	68,722
Nomura Holdings, Inc.	21,536	85,654
Nomura Research Institute Ltd.	3,197	76,140
NTT Data Corp.	4,621	71,109
Obic Co. Ltd.	475	75,721
Olympus Corp.	9,205	171,739
Omron Corp.	1,477	84,650
Ono Pharmaceutical Co. Ltd.	3,417	74,121
Oracle Corp Japan	240	16,336
Oriental Land Co. Ltd./Japan	1,669	276,703
Orix Corp.	8,567	149,732
Osaka Gas Co. Ltd.	2,992	48,156
Otsuka Holdings Co. Ltd.	3,994	127,585
Pan Pacific International Holdings Corp.	3,822	70,294
Panasonic Holdings Corp.	16,692	153,885
Rakuten Group, Inc. (c)	6,594	33,283
Recruit Holdings Co. Ltd.	12,139	386,463
Renesas Electronics Corp. (c)	10,065	102,804
Resona Holdings, Inc.	17,195	94,875
Rohm Co. Ltd.	627	49,759
Secom Co. Ltd.	1,545	91,645
Sekisui House Ltd.	4,907	92,399
Seven & i Holdings Co. Ltd.	5,714	268,964
SG Holdings Co. Ltd.	3,488	53,540
Shimadzu Corp.	1,978	60,329
Shimano, Inc.	602	106,326
Shin-Etsu Chemical Co. Ltd.	2,992	438,462
Shionogi & Co. Ltd.	2,031	96,475
Shiseido Co. Ltd.	2,863	147,654
SMC Corp.	435	218,394
SoftBank Corp.	19,877	226,998
SoftBank Group Corp.	8,514	401,875
Sompo Holdings, Inc.	2,494	107,010
Sony Group Corp. - ADR	9,130	816,770
Subaru Corp.	4,409	72,199
Sumitomo Corp.	8,962	159,941
Sumitomo Electric Industries Ltd.	5,686	67,905
Sumitomo Metal Mining Co. Ltd.	1,960	79,023
Sumitomo Mitsui Financial Group, Inc. - ADR (a)	49,712	435,477
Sumitomo Mitsui Trust Holdings, Inc.	2,691	97,890
Sumitomo Realty & Development Co. Ltd.	3,417	82,849
Suntory Beverage & Food Ltd.	908	30,554
Suzuki Motor Corp.	3,518	130,785
Sysmex Corp.	1,214	79,845
Taiyo Nippon Sanso Corp.	1,525	24,685
Takeda Pharmaceutical Co. Ltd. - ADR (a)	22,453	354,757
TDK Corp.	2,790	98,705
Terumo Corp.	5,441	157,296
The Kansai Electric Power Co., Inc.	5,916	56,722
TIS, Inc.	1,636	46,881
Toho Co. Ltd./Tokyo	908	33,379
Tokio Marine Holdings, Inc.	14,615	304,729
Tokyo Electron Ltd.	1,123	389,705
Tokyo Gas Co. Ltd.	2,934	61,288
Tokyu Corp.	4,472	57,306
Toray Industries, Inc.	11,681	71,415
Toshiba Corp.	3,106	106,401
Toyota Industries Corp.	1,467	88,697
Toyota Motor Corp. - ADR (a)	9,049	1,331,198
Toyota Tsusho Corp.	1,707	71,603
Trend Micro, Inc. (c)	1,009	49,533
Unicharm Corp.	3,164	120,323
West Japan Railway Co.	1,750	73,071
Yakult Honsha Co. Ltd.	1,143	81,314
Yamaha Corp.	1,234	47,591
Yamaha Motor Co. Ltd.	2,509	61,393
Yaskawa Electric Corp.	1,912	73,886
Z Holdings Corp.	19,035	54,327
ZOZO, Inc.	809	20,821
		23,239,342
Luxembourg - 0.2%
ArcelorMittal	4,085	125,946
Tenaris SA - ADR	1,659	58,812
		184,758
Netherlands - 5.9%
Adyen NV - ADR (c)	22,210	334,038
Argenx SE - ADR (c)	402	153,664
ASML Holding NV	2,921	1,930,314
Davide Campari-Milano NV	3,832	40,943
Exor NV (c)	837	66,316
Ferrari NV	918	228,442
Heineken NV	1,697	168,881
ING Groep NV - ADR (a)	27,111	391,212
Koninklijke Ahold Delhaize NV	7,485	222,840
Koninklijke DSM NV	1,252	160,202
Prosus NV	8,302	666,261
Shell PLC - ADR	25,273	1,486,305
Stellantis NV	15,488	242,059
STMicroelectronics NV	4,702	220,368
Universal Music Group NV	5,451	139,084
Wolters Kluwer NV	1,889	205,670
		6,656,599
New Zealand - 0.3%
Auckland International Airport Ltd. (c)	8,648	47,516
EBOS Group Ltd.	1,143	31,770
Fisher & Paykel Healthcare Corp. Ltd.	4,138	67,565
Infratil Ltd.	5,188	29,779
Mainfreight Ltd.	617	28,496
Mercury NZ Ltd.	4,652	18,027
Meridian Energy Ltd.	8,676	29,892
Spark New Zealand Ltd.	13,401	45,088
Xero Ltd. (c)	999	54,155
		352,288
Norway - 0.7%
Adevinta ASA (c)	1,922	16,386
Aker BP ASA	2,223	67,526
DNB Bank ASA	6,442	120,010
Equinor ASA - ADR (a)	7,505	228,377
Gjensidige Forsikring ASA	1,363	24,429
Mowi ASA	3,265	60,203
Norsk Hydro ASA	9,781	78,725
Orkla ASA	5,380	40,112
Salmar ASA	435	20,151
Telenor ASA	4,611	48,205
Var Energi ASA	2,863	8,674
Yara International ASA	1,171	51,854
		764,652
Portugal - 0.1%
EDP - Energias de Portugal SA	21,010	104,109

Singapore - 1.2%
Capitaland Investment Ltd/Singapore	17,580	52,989
DBS Group Holdings Ltd.	13,067	355,966
Jardine Cycle & Carriage Ltd.	708	15,650
Keppel Corp. Ltd.	9,971	57,300
Oversea-Chinese Banking Corp. Ltd.	28,993	285,340
Sea Ltd. - ADR (c)	2,580	166,281
Singapore Airlines Ltd.	9,356	42,158
Singapore Technologies Engineering Ltd.	11,157	31,251
Singapore Telecommunications Ltd.	50,827	97,104
United Overseas Bank Ltd.	11,036	250,574
Wilmar International Ltd.	22,406	69,411
		1,424,024
South Korea - 0.3%
Coupang, Inc. (c)	7,300	123,297
KB Financial Group, Inc. - ADR	2,802	128,416
POSCO Holdings, Inc. - ADR	2,033	125,863
		377,576
Spain - 1.9%
Amadeus IT Holding SA (c)	3,225	202,299
Banco Bilbao Vizcaya Argentaria SA - ADR	43,284	305,585
Banco Santander SA - ADR	120,024	414,083
CaixaBank SA	31,166	137,798
Cellnex Telecom SA (b)	4,085	159,343
EDP Renovaveis SA	1,515	32,850
Iberdrola SA	41,349	483,013
Industria de Diseno Textil SA	8,031	249,877
Naturgy Energy Group SA	1,325	37,452
Telefonica SA	40,359	152,996
		2,175,296
Sweden - 2.7%
Alfa Laval AB	2,102	65,728
Assa Abloy AB - Class B	7,100	166,610
Atlas Copco AB - Class B	11,180	117,321
Atlas Copco AB - Class A	18,268	215,458
Boliden AB	1,960	87,620
Embracer Group AB (c)	5,864	27,218
Epiroc AB - Class A	4,482	86,960
Epiroc AB - Class B	2,790	46,408
EQT AB	2,367	52,942
Essity AB - Class B	4,320	112,651
Evolution AB (b)	1,373	153,638
H & M Hennes & Mauritz AB - Class B	5,127	62,813
Hexagon AB	15,235	173,728
Industrivarden AB - Class A	1,305	34,442
Industrivarden AB - Class C	1,224	32,129
Investment AB Latour - Class B	981	20,600
Investor AB - Class A	4,024	79,998
Investor AB - Class B	13,047	252,454
L E Lundbergforetagen AB - Class B	455	20,984
Nibe Industrier AB	10,985	118,016
Sandvik AB	7,818	161,031
Skandinaviska Enskilda Banken AB - Class A	12,187	147,012
Spotify Technology SA (c)	1,009	113,734
Svenska Cellulosa AB SCA - Class B	4,297	59,457
Svenska Handelsbanken AB - Class A	11,003	114,527
Swedbank AB	6,564	125,787
Telefonaktiebolaget LM Ericsson - ADR (a)	21,916	126,455
Telia Co. AB	17,570	45,330
Volvo AB - Class A	1,373	28,438
Volvo AB - Class B (c)	11,370	224,897
Volvo Car AB	3,842	19,053
		3,093,439
Switzerland - 8.5%
ABB Ltd. - ADR (a)	12,258	427,191
Alcon, Inc.	3,579	268,415
Cie Financiere Richemont SA - Class A	3,741	573,715
Givaudan SA	58	187,272
Glencore PLC	86,678	578,331
Holcim AG	4,057	241,337
Kuehne + Nagel International AG	412	97,926
Lonza Group AG	536	304,211
Nestle SA - ADR	19,688	2,406,169
Novartis AG - ADR	17,185	1,557,305
Roche Holding AG - ADR	42,099	1,648,176
Sika AG	1,110	313,783
UBS Group AG	25,825	548,376
Zurich Insurance Group AG	1,080	533,453
		9,685,660
United Kingdom - 10.3%
Anglo American PLC	9,579	409,375
Ashtead Group PLC	3,215	210,626
Associated British Foods PLC	2,557	58,508
AstraZeneca PLC - ADR	22,121	1,446,050
BAE Systems PLC	23,094	243,943
Barclays PLC - ADR (a)	26,556	246,440
BP PLC - ADR	21,764	788,510
British American Tobacco PLC - ADR	15,690	603,908
BT Group PLC	49,960	76,776
CNH Industrial NV	7,138	126,485
Coca-Cola European Partners PLC (a)	1,444	81,182
Compass Group PLC	12,784	304,340
Diageo PLC - ADR (a)	4,115	727,738
GSK PLC - ADR	14,077	496,355
Haleon PLC - ADR (a)(c)	18,381	148,886
HSBC Holdings PLC - ADR (a)	28,412	1,049,539
Imperial Brands PLC	6,877	172,194
Legal & General Group PLC	42,759	133,897
Lloyds Banking Group PLC - ADR	120,753	312,750
London Stock Exchange Group PLC	2,466	225,157
National Grid PLC - ADR	5,542	353,413
NatWest Group PLC	36,225	137,553
Prudential PLC - ADR (a)	9,852	328,564
Reckitt Benckiser Group PLC	5,279	375,523
RELX PLC - ADR	14,097	418,822
Rio Tinto PLC - ADR (a)	7,497	594,887
SSE PLC	7,505	159,467
Standard Chartered PLC	17,780	148,881
Tesco PLC	53,637	162,605
Unilever PLC - ADR	18,754	958,329
Vodafone Group PLC - ADR	18,932	219,233
		11,719,936
United States - 0.2%
Waste Connections, Inc.	1,839	244,403
TOTAL COMMON STOCKS (Cost $99,230,345)		107,263,875

EXCHANGE TRADED FUNDS - 4.5%
United States - 4.5%
iShares MSCI South Korea ETF (a)	80,769	5,126,409
TOTAL EXCHANGE TRADED FUNDS (Cost $4,875,823)		5,126,409

PREFERRED STOCKS - 0.4%
Bermuda - 0.0%
Brookfield Property Preferred LP(c)(d)	31	590

Germany - 0.4%
Bayerische Motoren Werke AG	430	40,553
Dr Ing hc F Porsche AG (c)	392	46,452
Henkel AG & Co. KGaA	1,282	91,149
Sartorius AG	192	85,643
Volkswagen AG	1,315	181,473
		445,270
TOTAL PREFERRED STOCKS (Cost $443,486)		445,860

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Australia - 0.2%
Goodman Group	12,177	171,645

Hong Kong - 0.1%
Link REIT	15,121	120,912

Japan - 0.0% (d)
Nippon Building Fund, Inc.	10	43,560

Singapore - 0.1%
CapitaLand Ascendas REIT	24,063	52,749
CapitaLand Integrated Commercial Trust	36,053	58,725
		111,474
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $405,313)		447,591

SHORT-TERM INVESTMENTS- 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 3.300% (e)	$82,367	82,367
TOTAL SHORT-TERM INVESTMENTS (Cost $82,367)		82,367

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 11.5%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (e)	13,090,404	13,090,404
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $13,090,404)		13,090,404

Total Investments (Cost $118,127,738) - 111.2%		126,456,506
Liabilities in Excess of Other Assets - (11.2)%		(12,756,947)
TOTAL NET ASSETS - 100.0%		$113,699,559

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $12,863,000 or 11.3% of net assets.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines.  The value of those securities total $1,363,409, or 1.20% of total net assets.

(c)	Non-income producing security.
(d)	Less than 0.05%.
(e)	The rate shown is as of January 31, 2023.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stock	$ 107,263,875	$ -	$ -	$ -	$ 107,263,875
Exchange Traded Funds	5,126,409	-	-	-	5,126,409
Preferred Stock	445,860	-	-	-	445,860
Real Estate Investment Trusts	447,591	-	-	-	447,591
Short-Term Investments	82,367	-	-	-	82,367
Investments Purchased with Proceeds from Securities Lending	-	-	-	13,090,404	13,090,404
Total Investments in Securities	$ 113,366,102	$ -	$ -	$ 13,090,404	$ 126,456,506

^ See the Schedules of Investments for country breakouts.